Pay vs Performance Disclosure - USD ($)	3 Months Ended						9 Months Ended
	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2025	Sep. 30, 2024
Pay vs Performance Disclosure [Table]
Net Income (Loss)	$ (2,898,763)	$ (4,334,586)	$ (3,420,941)	$ (1,828,914)	$ (3,035,345)	$ (3,001,388)	$ (10,654,290)	$ (7,865,647)